Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.3%

Utilities — 0.3%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$460	$548,996

Pennsylvania — 111.9%

Corporate — 2.3%
Pennsylvania Economic Development Financing Authority, RB
Series B, 4.50%, 12/01/42	2,630	2,638,205
Series A, AMT, 3.25%, 08/01/39(a)	1,950	1,758,627
Pennsylvania Economic Development Financing Authority, Refunding RB
AMT, 5.50%, 11/01/44	135	137,253
Series A, AMT, 5.00%, 12/01/34	180	180,607

		4,714,692

County/City/Special District/School District — 29.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
Series A, 5.00%, 05/01/35	190	196,373
Series A, 5.00%, 05/01/42	450	462,991
Altoona Area School District, GO
(BAM), 5.00%, 12/01/36	125	146,793
(BAM), 5.00%, 12/01/45	600	692,646
Series A, (AGM), 5.00%, 12/01/36	1,180	1,385,721
Bethlehem Area School District, GO
Series A, (BAM), 5.00%, 08/01/34	1,610	1,882,653
Series A, (BAM), 5.00%, 08/01/35	1,210	1,410,086
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,188,305
Boyertown Area School District, GO
5.00%, 10/01/36	610	691,130
5.00%, 10/01/38	920	1,038,800
Bristol Township School District, GO
5.00%, 06/01/40	775	844,525
(BAM), 5.00%, 06/01/42	1,685	2,014,704
City of Lancaster Pennsylvania, GO, (BAM), 4.00%, 11/01/42	1,705	1,905,934
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,618,196
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 09/01/22(b)	1,095	1,189,641
Coatesville School District, GO, CAB(c)
Series A, (BAM), 0.00%, 10/01/34	160	92,445
Series A, (BAM), 0.00%, 10/01/35	1,435	782,620
Series A, (BAM), 0.00%, 10/01/37	1,395	694,473
Coatesville School District, Refunding GO, CAB(c)
Series B, (BAM), 0.00%, 10/01/33	275	164,854
Series B, (BAM), 0.00%, 10/01/34	550	314,699
Series C, (BAM), 0.00%, 10/01/33	360	215,532
Dallastown Area School District, Refunding GO, 5.00%, 04/15/34	1,235	1,442,925
East Pennsboro Area School District, GO
(BAM), 4.00%, 10/01/40	355	399,982
(BAM), 4.00%, 10/01/44	840	938,272
Fox Chapel Area School District, GO
5.00%, 02/01/39	1,345	1,617,806
5.00%, 02/01/42	1,250	1,474,187

Security	Par (000)	Value

County/City/Special District/School District (continued)
Governor Mifflin School District, GO
Series A, 4.00%, 04/01/39	$360	$411,800
Series A, 4.00%, 04/01/40	225	256,849
Series A, 4.00%, 04/01/42	640	727,808
Series A, 4.00%, 04/01/43	570	647,007
Series A, 4.00%, 04/01/46	665	751,922
Marple Newtown School District, GO, 3.00%, 06/01/40	1,375	1,468,500
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	150	159,770
School District of Philadelphia, RB, Series A, 4.00%, 06/30/21	3,500	3,584,280
Shaler Area School District, GO, CAB, 0.00%, 09/01/30(c)	6,145	5,091,686
Springfield School District/Delaware County, GO
5.00%, 03/01/36	870	1,066,446
5.00%, 03/01/37	890	1,087,900
5.00%, 03/01/40	1,025	1,242,310
5.00%, 03/01/43	775	934,309
State Public School Building Authority, RB, (AGM), 5.00%, 07/15/34	2,190	2,251,210
State Public School Building Authority, RB, CAB(c)
(AGM), 0.00%, 12/15/22	1,640	1,610,956
(AGM), 0.00%, 12/15/23	1,980	1,921,135
(AGM), 0.00%, 12/15/24	1,980	1,889,554
(AGM), 0.00%, 12/15/25	1,770	1,658,755
Township of Lower Paxton Pennsylvania, GO 5.00%, 04/01/24(b)	1,870	2,167,816
Series A, 4.00%, 04/01/39	400	459,828
Series A, 4.00%, 04/01/40	150	172,043
Series A, 4.00%, 04/01/42	315	359,585
Series A, 4.00%, 04/01/50	395	445,193
Tredyffrin Easttown School District, GO, 5.00%, 02/15/39	695	846,121
West Shore School District, GO
5.00%, 11/15/43	2,095	2,520,620
4.00%, 11/15/45	715	822,257
4.00%, 11/15/48	360	413,276
5.00%, 11/15/48	1,200	1,432,764

		61,207,993

Education — 17.2%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	160	163,064
5.00%, 10/01/49	430	434,726
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 06/01/22(b)	2,460	2,643,811
Delaware County Authority, RB
5.00%, 08/01/40	1,205	1,374,399
5.00%, 08/01/45	1,610	1,825,016
Delaware County Authority, Refunding RB, 5.00%, 07/01/47	2,480	2,577,117
East Hempfield Township Industrial Development Authority, RB
5.00%, 07/01/35	920	927,489
5.00%, 07/01/45	300	295,419
5.00%, 07/01/47	820	803,985
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,312,865
Pennsylvania Higher Educational Facilities Authority, RB, Series AT-1, 4.00%, 06/15/34	2,000	2,234,260

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/37	$1,325	$1,343,338
Series A, 5.25%, 05/01/21(b)	3,930	4,026,173
Series A, 5.25%, 07/15/33	1,580	1,666,000
Series A, 5.50%, 07/15/38	385	402,487
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	280	280,470
5.00%, 06/15/39	335	342,822
5.00%, 11/01/42	2,710	2,784,823
5.00%, 06/15/49	935	938,665
5.00%, 06/15/50	575	586,494
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 05/01/30	440	496,104
5.00%, 05/01/40	375	410,276
4.00%, 05/01/42	2,985	2,772,408
4.00%, 11/01/45	740	801,094
5.00%, 05/01/50	1,120	1,209,656
Series 2015, 5.00%, 04/01/45	2,170	2,452,252
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/38	830	927,550

		36,032,763

Health — 22.5%
Allegheny County Hospital Development Authority, RB, Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,557,400
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,875,559
Series A, (AGM), 4.00%, 04/01/44	3,440	3,843,959
Series A, 5.00%, 04/01/47	700	808,521
Bucks County Industrial Development Authority, Refunding RB, 5.00%, 10/01/37	940	1,004,879
Centre County Hospital Authority, RB, 7.00%, 11/15/21(b)	2,410	2,578,194
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	395	399,641
4.13%, 01/01/38	160	162,629
5.00%, 01/01/38	2,600	2,722,148
5.00%, 01/01/39	760	823,080
DuBois Hospital Authority, Refunding RB, 4.00%, 07/15/48	2,060	2,216,663
Franklin County Industrial Development Authority, RB
5.00%, 12/01/29	70	76,148
5.00%, 12/01/39	135	142,918
5.00%, 12/01/49	100	103,131
5.00%, 12/01/54	365	374,037
Geisinger Authority, Refunding RB, Series A-2, 5.00%, 02/15/39	4,050	4,735,868
Lancaster County Hospital Authority, Refunding RB, 5.00%, 11/01/35	575	641,102
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	420	446,699
5.00%, 12/01/44	665	745,392
4.00%, 12/01/49	565	595,357
Lancaster Industrial Development Authority, Refunding RB(b)
5.38%, 05/01/23	520	585,931
5.75%, 05/01/23	865	982,735

Security	Par (000)	Value

Health (continued)
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/37	$840	$981,464
Series A, 5.00%, 09/01/48	1,500	1,715,070
Montgomery County Industrial Development Authority, RB
Series C, 4.00%, 11/15/43	200	216,458
Series C, 5.00%, 11/15/45	915	1,057,996
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 05/15/22(b)	1,420	1,523,138
5.25%, 01/01/40	220	220,055
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,555,558
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,126,860
5.00%, 08/15/48	1,125	1,310,344
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.00%, 09/01/45	2,000	2,217,600
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/41	3,000	3,465,690
Union County Hospital Authority, Refunding RB, 7.00%, 08/01/21(b)	460	483,166
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,723,828

		47,019,218

Housing — 3.5%
Pennsylvania Housing Finance Agency, RB, M/F Housing
Series A, 4.25%, 10/01/35	385	289,955
Series A, 4.50%, 10/01/40	400	287,804
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 4.00%, 10/01/47	3,245	3,476,660
Philadelphia Authority for Industrial Development, RB, M/F Housing
Series A, 3.50%, 12/01/36	810	575,829
Series A, 4.00%, 12/01/46	2,970	2,041,281
Series A, 4.00%, 12/01/51	805	535,092

		7,206,621

State — 10.7%
Commonwealth Financing Authority, RB
5.00%, 06/01/33	3,575	4,400,146
5.00%, 06/01/34	4,175	5,111,787
5.00%, 06/01/35	1,295	1,578,281
Commonwealth Financing Authority, Refunding RB, Series A, 5.00%, 06/01/28	1,000	1,274,450
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	7,000	7,753,270
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/48	1,930	2,317,930

		22,435,864

Transportation — 16.1%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/37	1,100	1,263,911
Series B, AMT, 5.00%, 07/01/47	2,105	2,368,841
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,500	1,802,745
Delaware River Port Authority, RB 5.00%, 01/01/29	475	535,007

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Delaware River Port Authority, RB (continued)
5.00%, 01/01/37	$2,285	$2,535,619
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 5.00%, 11/01/41	6,025	6,433,917
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/50	2,705	3,327,312
Sub-Series B-1, 5.00%, 06/01/42	2,345	2,723,858
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,275	747,405
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,393,328
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.25%, 12/01/45	3,270	3,745,098
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/21(b)	4,325	4,444,326
5.00%, 06/01/32	1,075	1,398,844

		33,720,211

Utilities — 10.3%
Allegheny County Sanitary Authority, RB, (BAM), 5.25%, 12/01/41	1,410	1,577,395
Bucks County Water and Sewer Authority, RB
Series A, (AGM), 5.00%, 12/01/37	780	895,541
Series A, (AGM), 5.00%, 12/01/40	1,000	1,140,850
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,697,005
Series A, 5.00%, 11/01/45	1,790	2,260,322
Series A, 5.25%, 10/01/52	810	970,421
Delaware County Regional Water Quality Control Authority, RB, 5.00%, 05/01/23(b)	420	469,342
Falls Township Authority, Refunding RB, (GTD), 5.00%, 12/01/37	1,270	1,323,543
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	1,226,584
Philadelphia Gas Works Co, RB, Series 9th, 5.25%, 08/01/40	1,040	1,043,297
Philadelphia Gas Works Co, Refunding RB
5.00%, 08/01/30	800	949,280
5.00%, 08/01/31	600	710,430
5.00%, 08/01/32	800	943,584
5.00%, 08/01/33	400	469,128
5.00%, 08/01/34	700	816,865
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,000	2,409,700
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	651,740

		21,555,027

Total Municipal Bonds in Pennsylvania		233,892,389

Puerto Rico — 4.4%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	277,810
Series A-1, Restructured, 5.00%, 07/01/58	389	413,717
Series A-2, Restructured, 4.33%, 07/01/40	519	534,223
Series A-2, Restructured, 4.78%, 07/01/58	46	48,295

Security	Par (000)	Value

State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-1, Restructured, 4.75%, 07/01/53	$283	$296,833
Series B-1, Restructured, 5.00%, 07/01/58	3,423	3,640,121
Series B-2, Restructured, 4.33%, 07/01/40	2,701	2,779,302
Series B-2, Restructured, 4.78%, 07/01/58	274	287,511
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,618	1,040,392

Total Municipal Bonds in Puerto Rico		9,318,204

Total Municipal Bonds — 116.6% (Cost: $229,531,915)		243,759,589

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Pennsylvania — 46.3%

Education — 9.7%
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/47	3,900	4,555,122
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	11,335	12,078,010
Philadelphia Authority for Industrial Development, RB, 4.00%, 12/01/48(e)	3,300	3,646,698

		20,279,830

Health — 28.2%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(e)	2,501	2,748,592
Geisinger Authority, RB, Series A-1, 5.13%, 06/01/41	7,430	7,594,350
General Authority of Southcentral Pennsylvania, Refunding RB
4.00%, 06/01/49	5,385	5,995,551
Series A, 5.00%, 06/01/44	7,000	7,833,700
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series C, 5.00%, 07/01/41	4,685	4,805,122
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/44(e)	3,100	3,323,169
Pennsylvania Economic Development Financing Authority, RB, Series B, 4.00%, 03/15/40	8,000	8,574,880
Pennsylvania Higher Educational Facilities Authority, RB
Series A, 5.75%, 08/15/21(b)	5,120	5,341,184
Series A, 4.00%, 08/15/39(e)	7,815	8,219,348
St Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	3,754	4,445,300

		58,881,196

Housing — 1.2%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 114C, 3.70%, 10/01/42(e)	2,439	2,485,367

State — 3.3%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(e)	6,000	6,861,300

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 2.0%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	$1,680	$1,995,874
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, 5.00%, 06/01/35	1,850	2,247,787

		4,243,661

Utilities — 1.9%
Westmoreland County Municipal Authority, Refunding RB, 5.00%, 08/15/42	3,493	4,011,997

Total Municipal Bonds in Pennsylvania		96,763,351

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.3% (Cost: $90,993,624)		96,763,351

Total Long-Term Investments — 162.9% (Cost: $320,525,539)		340,522,940

	Shares

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(f)(g)	1,829,960	1,830,143

Total Short-Term Securities — 0.9% (Cost: $1,830,324)		1,830,143

Total Investments — 163.8% (Cost: $322,355,863)		342,353,083

Other Assets Less Liabilities — 1.7%		3,516,348

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.1)%		(54,507,199)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (39.4)%		(82,317,640)

Net Assets Applicable to Common Shares — 100.0%		$209,044,592

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 15, 2021 to June 1, 2039, is $16,004,052.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,880,644	$—	$(50,293	)(a)	$(27)	$(181)	$1,830,143	1,829,960	$70	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	77	12/21/20	$10,643	$58,846
U.S. Long Treasury Bond	31	12/21/20	5,347	65,956

				$124,802

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$243,759,589	$—	$243,759,589
Municipal Bonds Transferred to Tender Option Bond Trusts	—	96,763,351	—	96,763,351
Short-Term Securities
Money Market Funds	1,830,143	—	—	1,830,143

	$1,830,143	$340,522,940	$—	$342,353,083

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$124,802	$—	$—	$124,802

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(54,486,581)	$—	$(54,486,581)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

	$—	$(137,086,581)	$—	$(137,086,581)

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

TA	Tax Allocation

6